Financial instruments - Categories of financial instruments (Details) - EUR (€) € in Millions	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at amortized cost	€ 255.8	€ 254.2	€ 453.0	€ 382.5
Financial assets at amortised cost	500.9	455.8
Financial liabilities at amortised cost	(2,915.0)	(2,883.9)
Financial assets (liabilities) at fair value through profit or loss	(0.4)	0.4
Financial assets (liabilities) at fair value through other comprehensive income	24.6	(8.3)
Total	(2,389.9)	(2,436.0)
Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities at amortised cost	0.0	0.0
Financial liabilities	(6.2)	(28.1)
Financial liabilities at fair value through profit or loss	(0.4)	(0.1)
Financial Liabilities At Fair Value Through Other Comprehensive Income	(5.8)	(28.0)
Trade and other payables excluding non-financial liabilities
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities at amortised cost	(664.1)	(647.1)
Financial liabilities	(664.1)	(647.1)
Financial liabilities at fair value through profit or loss	0.0	0.0
Financial Liabilities At Fair Value Through Other Comprehensive Income	0.0	0.0
Loans and borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities at amortised cost	(2,250.9)	(2,236.8)
Financial liabilities	(2,250.9)	(2,236.8)
Financial liabilities at fair value through profit or loss	0.0	0.0
Financial Liabilities At Fair Value Through Other Comprehensive Income	0.0	0.0
Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at fair value through profit or loss	0.0	0.5
Financial assets	30.4	20.2
Derivative financial assets held for hedging	30.4	19.7
Trade and other receivables
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at amortised cost	245.1	201.6
Financial assets	245.1	201.6
Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at amortised cost	255.8	254.2
Financial assets	€ 255.8	€ 254.2